Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Steward Funds, Inc.
Entity Central Index Key	0000092500
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000010135 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced Large Cap Fund
Class Name	Institutional Class
Trading Symbol	SEECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Institutional Class/SEECX)	$32	0.57%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 310,586,072
Holdings Count | Holding	410
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$310,586,072
Total number of portfolio holdings	410
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	8.6%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	3.0%
Alphabet, Inc., Class A	2.7%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
NVIDIA Corp.	8.6%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	3.0%
Alphabet, Inc., Class A	2.7%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.6%

C000195828 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced Large Cap Fund
Class Name	Class R6
Trading Symbol	SEEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Class R6/SEEHX)	$26	0.47%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.47%	[2]
Net Assets	$ 310,586,072
Holdings Count | Holding	410
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$310,586,072
Total number of portfolio holdings	410
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	8.6%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	3.0%
Alphabet, Inc., Class A	2.7%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
NVIDIA Corp.	8.6%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	3.0%
Alphabet, Inc., Class A	2.7%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.6%

C000010134 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced Large Cap Fund
Class Name	Class A
Trading Symbol	SEEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Class A/SEEKX)	$46	0.81%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.81%	[3]
Net Assets	$ 310,586,072
Holdings Count | Holding	410
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$310,586,072
Total number of portfolio holdings	410
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	8.6%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	3.0%
Alphabet, Inc., Class A	2.7%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
NVIDIA Corp.	8.6%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	3.0%
Alphabet, Inc., Class A	2.7%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.6%

C000010643 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Select Bond Fund
Class Name	Class A
Trading Symbol	SEAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Select Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Select Bond Fund (Class A/SEAKX)	$50	0.97%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[4]
Net Assets	$ 200,548,573
Holdings Count | Holding	143
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$200,548,573
Total number of portfolio holdings	143
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
QUALCOMM, Inc.	2.0%
U.S. Treasury Notes, 3.50%, 02/15/33	2.0%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.9%
L3Harris Technologies, Inc.	1.5%
U.S. Treasury Notes, 4.38%, 05/15/34	1.6%
U.S. Treasury Notes, 4.00%, 07/31/30	1.5%
U.S. Treasury Notes, 4.00%, 06/30/32	1.5%
PayPal Holdings, Inc.	1.5%
Valero Energy Corp.	1.5%
Walt Disney Co. (The)	1.5%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
QUALCOMM, Inc.	2.0%
U.S. Treasury Notes, 3.50%, 02/15/33	2.0%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.9%
L3Harris Technologies, Inc.	1.5%
U.S. Treasury Notes, 4.38%, 05/15/34	1.6%
U.S. Treasury Notes, 4.00%, 07/31/30	1.5%
U.S. Treasury Notes, 4.00%, 06/30/32	1.5%
PayPal Holdings, Inc.	1.5%
Valero Energy Corp.	1.5%
Walt Disney Co. (The)	1.5%

C000010642 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Select Bond Fund
Class Name	Institutional Class
Trading Symbol	SEACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Select Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Select Bond Fund (Institutional Class/SEACX)	$36	0.71%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[5]
Net Assets	$ 200,548,573
Holdings Count | Holding	143
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$200,548,573
Total number of portfolio holdings	143
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
QUALCOMM, Inc.	2.0%
U.S. Treasury Notes, 3.50%, 02/15/33	2.0%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.9%
L3Harris Technologies, Inc.	1.5%
U.S. Treasury Notes, 4.38%, 05/15/34	1.6%
U.S. Treasury Notes, 4.00%, 07/31/30	1.5%
U.S. Treasury Notes, 4.00%, 06/30/32	1.5%
PayPal Holdings, Inc.	1.5%
Valero Energy Corp.	1.5%
Walt Disney Co. (The)	1.5%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
QUALCOMM, Inc.	2.0%
U.S. Treasury Notes, 3.50%, 02/15/33	2.0%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.9%
L3Harris Technologies, Inc.	1.5%
U.S. Treasury Notes, 4.38%, 05/15/34	1.6%
U.S. Treasury Notes, 4.00%, 07/31/30	1.5%
U.S. Treasury Notes, 4.00%, 06/30/32	1.5%
PayPal Holdings, Inc.	1.5%
Valero Energy Corp.	1.5%
Walt Disney Co. (The)	1.5%

C000030112 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced International Fund
Class Name	Institutional Class
Trading Symbol	SNTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Values Enhanced International Fund (“Fund”) (formerly, Steward International Enhanced Index Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced International Fund (Institutional Class/SNTCX)	$39	0.71%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.71%	[6]
Net Assets	$ 270,721,938
Holdings Count | Holding	100
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$270,721,938
Total number of portfolio holdings	100
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
ASML Holding N.V., Sponsored NYS	6.7%
SAP SE, Sponsored ADR	5.3%
Unilever PLC, Sponsored ADR	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Shell PLC, ADR	3.8%
Alibaba Group Holding Ltd., Sponsored ADR	3.8%
HSBC Holdings PLC, Sponsored ADR	3.5%
Takeda Pharmaceutical Co. Ltd., ADR	3.2%
Sony Group Corp., Sponsored ADR	2.9%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
ASML Holding N.V., Sponsored NYS	6.7%
SAP SE, Sponsored ADR	5.3%
Unilever PLC, Sponsored ADR	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Shell PLC, ADR	3.8%
Alibaba Group Holding Ltd., Sponsored ADR	3.8%
HSBC Holdings PLC, Sponsored ADR	3.5%
Takeda Pharmaceutical Co. Ltd., ADR	3.2%
Sony Group Corp., Sponsored ADR	2.9%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2.6%

C000195831 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced International Fund
Class Name	Class R6
Trading Symbol	SNTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Values Enhanced International Fund (“Fund”) (formerly, Steward International Enhanced Index Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced International Fund (Class R6/SNTFX)	$34	0.62%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%	[7]
Net Assets	$ 270,721,938
Holdings Count | Holding	100
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$270,721,938
Total number of portfolio holdings	100
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
ASML Holding N.V., Sponsored NYS	6.7%
SAP SE, Sponsored ADR	5.3%
Unilever PLC, Sponsored ADR	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Shell PLC, ADR	3.8%
Alibaba Group Holding Ltd., Sponsored ADR	3.8%
HSBC Holdings PLC, Sponsored ADR	3.5%
Takeda Pharmaceutical Co. Ltd., ADR	3.2%
Sony Group Corp., Sponsored ADR	2.9%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
ASML Holding N.V., Sponsored NYS	6.7%
SAP SE, Sponsored ADR	5.3%
Unilever PLC, Sponsored ADR	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Shell PLC, ADR	3.8%
Alibaba Group Holding Ltd., Sponsored ADR	3.8%
HSBC Holdings PLC, Sponsored ADR	3.5%
Takeda Pharmaceutical Co. Ltd., ADR	3.2%
Sony Group Corp., Sponsored ADR	2.9%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2.6%

C000030111 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced International Fund
Class Name	Class A
Trading Symbol	SNTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Values Enhanced International Fund (“Fund”) (formerly, Steward International Enhanced Index Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced International Fund (Class A/SNTKX)	$53	0.97%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.97%	[8]
Net Assets	$ 270,721,938
Holdings Count | Holding	100
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$270,721,938
Total number of portfolio holdings	100
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
ASML Holding N.V., Sponsored NYS	6.7%
SAP SE, Sponsored ADR	5.3%
Unilever PLC, Sponsored ADR	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Shell PLC, ADR	3.8%
Alibaba Group Holding Ltd., Sponsored ADR	3.8%
HSBC Holdings PLC, Sponsored ADR	3.5%
Takeda Pharmaceutical Co. Ltd., ADR	3.2%
Sony Group Corp., Sponsored ADR	2.9%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
ASML Holding N.V., Sponsored NYS	6.7%
SAP SE, Sponsored ADR	5.3%
Unilever PLC, Sponsored ADR	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Shell PLC, ADR	3.8%
Alibaba Group Holding Ltd., Sponsored ADR	3.8%
HSBC Holdings PLC, Sponsored ADR	3.5%
Takeda Pharmaceutical Co. Ltd., ADR	3.2%
Sony Group Corp., Sponsored ADR	2.9%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2.6%

C000061277 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Global Equity Income Fund
Class Name	Class A
Trading Symbol	SGIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class A/SGIDX)	$67	1.22%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.22%	[9]
Net Assets	$ 448,682,660
Holdings Count | Holding	66
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$448,682,660
Total number of portfolio holdings	66
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Broadcom, Inc.	3.6%
Signet Jewelers Ltd.	2.7%
International Business Machines Corp.	2.5%
McDonald's Corp.	2.2%
Gap, Inc. (The)	2.1%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2.1%
Lloyds Banking Group PLC, ADR	2.1%
TE Connectivity PLC	2.0%
Logitech International SA	1.9%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Broadcom, Inc.	3.6%
Signet Jewelers Ltd.	2.7%
International Business Machines Corp.	2.5%
McDonald's Corp.	2.2%
Gap, Inc. (The)	2.1%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2.1%
Lloyds Banking Group PLC, ADR	2.1%
TE Connectivity PLC	2.0%
Logitech International SA	1.9%

C000195833 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Global Equity Income Fund
Class Name	Class C
Trading Symbol	SGIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class C/SGIFX)	$108	1.99%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.99%	[10]
Net Assets	$ 448,682,660
Holdings Count | Holding	66
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$448,682,660
Total number of portfolio holdings	66
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Broadcom, Inc.	3.6%
Signet Jewelers Ltd.	2.7%
International Business Machines Corp.	2.5%
McDonald's Corp.	2.2%
Gap, Inc. (The)	2.1%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2.1%
Lloyds Banking Group PLC, ADR	2.1%
TE Connectivity PLC	2.0%
Logitech International SA	1.9%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Broadcom, Inc.	3.6%
Signet Jewelers Ltd.	2.7%
International Business Machines Corp.	2.5%
McDonald's Corp.	2.2%
Gap, Inc. (The)	2.1%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2.1%
Lloyds Banking Group PLC, ADR	2.1%
TE Connectivity PLC	2.0%
Logitech International SA	1.9%

C000195834 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Global Equity Income Fund
Class Name	Class R6
Trading Symbol	SGIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class R6/SGIGX)	$48	0.88%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%	[11]
Net Assets	$ 448,682,660
Holdings Count | Holding	66
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$448,682,660
Total number of portfolio holdings	66
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Broadcom, Inc.	3.6%
Signet Jewelers Ltd.	2.7%
International Business Machines Corp.	2.5%
McDonald's Corp.	2.2%
Gap, Inc. (The)	2.1%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2.1%
Lloyds Banking Group PLC, ADR	2.1%
TE Connectivity PLC	2.0%
Logitech International SA	1.9%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Broadcom, Inc.	3.6%
Signet Jewelers Ltd.	2.7%
International Business Machines Corp.	2.5%
McDonald's Corp.	2.2%
Gap, Inc. (The)	2.1%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2.1%
Lloyds Banking Group PLC, ADR	2.1%
TE Connectivity PLC	2.0%
Logitech International SA	1.9%

C000061278 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Global Equity Income Fund
Class Name	Institutional Class
Trading Symbol	SGISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Institutional Class/SGISX)	$54	0.98%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.98%	[12]
Net Assets	$ 448,682,660
Holdings Count | Holding	66
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$448,682,660
Total number of portfolio holdings	66
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Broadcom, Inc.	3.6%
Signet Jewelers Ltd.	2.7%
International Business Machines Corp.	2.5%
McDonald's Corp.	2.2%
Gap, Inc. (The)	2.1%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2.1%
Lloyds Banking Group PLC, ADR	2.1%
TE Connectivity PLC	2.0%
Logitech International SA	1.9%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Broadcom, Inc.	3.6%
Signet Jewelers Ltd.	2.7%
International Business Machines Corp.	2.5%
McDonald's Corp.	2.2%
Gap, Inc. (The)	2.1%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2.1%
Lloyds Banking Group PLC, ADR	2.1%
TE Connectivity PLC	2.0%
Logitech International SA	1.9%

C000177433 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced Small-Mid Cap Fund
Class Name	Institutional Class
Trading Symbol	SCECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Institutional Class/SCECX)	$35	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[13]
Net Assets	$ 170,467,320
Holdings Count | Holding	867
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$170,467,320
Total number of portfolio holdings	867
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Comfort Systems USA, Inc.	0.8%
Pure Storage, Inc., Class A	0.7%
US Foods Holding Corp.	0.6%
Ciena Corp.	0.6%
Sandisk Corp.	0.6%
AECOM	0.5%
nVent Electric PLC	0.5%
RB Global, Inc.	0.5%
Dynatrace, Inc.	0.5%
Coherent Corp.	0.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Comfort Systems USA, Inc.	0.8%
Pure Storage, Inc., Class A	0.7%
US Foods Holding Corp.	0.6%
Ciena Corp.	0.6%
Sandisk Corp.	0.6%
AECOM	0.5%
nVent Electric PLC	0.5%
RB Global, Inc.	0.5%
Dynatrace, Inc.	0.5%
Coherent Corp.	0.5%

C000195836 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced Small-Mid Cap Fund
Class Name	Class R6
Trading Symbol	SSMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Class R6/SSMOX)	$29	0.53%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.53%	[14]
Net Assets	$ 170,467,320
Holdings Count | Holding	867
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$170,467,320
Total number of portfolio holdings	867
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Comfort Systems USA, Inc.	0.8%
Pure Storage, Inc., Class A	0.7%
US Foods Holding Corp.	0.6%
Ciena Corp.	0.6%
Sandisk Corp.	0.6%
AECOM	0.5%
nVent Electric PLC	0.5%
RB Global, Inc.	0.5%
Dynatrace, Inc.	0.5%
Coherent Corp.	0.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Comfort Systems USA, Inc.	0.8%
Pure Storage, Inc., Class A	0.7%
US Foods Holding Corp.	0.6%
Ciena Corp.	0.6%
Sandisk Corp.	0.6%
AECOM	0.5%
nVent Electric PLC	0.5%
RB Global, Inc.	0.5%
Dynatrace, Inc.	0.5%
Coherent Corp.	0.5%

C000177432 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Values Enhanced Small-Mid Cap Fund
Class Name	Class A
Trading Symbol	TRDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Class A/TRDFX)	$46	0.84%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%	[15]
Net Assets	$ 170,467,320
Holdings Count | Holding	867
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$170,467,320
Total number of portfolio holdings	867
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Comfort Systems USA, Inc.	0.8%
Pure Storage, Inc., Class A	0.7%
US Foods Holding Corp.	0.6%
Ciena Corp.	0.6%
Sandisk Corp.	0.6%
AECOM	0.5%
nVent Electric PLC	0.5%
RB Global, Inc.	0.5%
Dynatrace, Inc.	0.5%
Coherent Corp.	0.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Comfort Systems USA, Inc.	0.8%
Pure Storage, Inc., Class A	0.7%
US Foods Holding Corp.	0.6%
Ciena Corp.	0.6%
Sandisk Corp.	0.6%
AECOM	0.5%
nVent Electric PLC	0.5%
RB Global, Inc.	0.5%
Dynatrace, Inc.	0.5%
Coherent Corp.	0.5%

C000195823 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Covered Call Income Fund
Class Name	Class A
Trading Symbol	SCJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Class A/SCJAX)	$68	1.25%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.25%	[16]
Net Assets	$ 106,226,969
Holdings Count | Holding	181
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$106,226,969
Total number of portfolio holdings	181
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]	What did the Fund invest in? The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000195824 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Covered Call Income Fund
Class Name	Class C
Trading Symbol	SCJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Class C/SCJCX)	$108	2.00%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.00%	[17]
Net Assets	$ 106,226,969
Holdings Count | Holding	181
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$106,226,969
Total number of portfolio holdings	181
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]	What did the Fund invest in? The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000195825 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Covered Call Income Fund
Class Name	Class R6
Trading Symbol	SCJKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of August 28, 2025 (commencement of operations for Class R6) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Class R6/SCJKX)	$18(1)	1.00%(2)
(1)
Class R6 shares of the Fund commenced operations on August 28, 2025. Had Class R6 shares of the Fund been in operation for a full six-month period, the cost of a $10,000 investment would have been higher.

(2)	Annualized.

Expenses Paid, Amount	$ 18	[18]
Expense Ratio, Percent	1.00%	[19]
Net Assets	$ 106,226,969
Holdings Count | Holding	181
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$106,226,969
Total number of portfolio holdings	181
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]	What did the Fund invest in? The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000195826 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Covered Call Income Fund
Class Name	Institutional Class
Trading Symbol	SCJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Institutional Class/SCJIX)	$54	1.00%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%	[20]
Net Assets	$ 106,226,969
Holdings Count | Holding	181
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$106,226,969
Total number of portfolio holdings	181
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]	What did the Fund invest in? The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000232243 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Equity Market Neutral Fund
Class Name	Institutional Class
Trading Symbol	SMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Equity Market Neutral Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Equity Market Neutral Fund (Institutional Class/SMNIX)	$117(1)	2.36%(1),(2)
(1)	Includes dividend expense and brokerage expense on securities sold short, as applicable.
(2)	Annualized.

Expenses Paid, Amount	$ 117	[21]
Expense Ratio, Percent	2.36%	[21],[22]
Net Assets	$ 102,770,390
Holdings Count | Holding	223
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$102,770,390
Total number of portfolio holdings	223
Portfolio turnover rate as of the end of the reporting period	97%

Holdings [Text Block]	What did the Fund invest in? The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000232244 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Equity Market Neutral Fund
Class Name	Class A
Trading Symbol	SMNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Equity Market Neutral Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Equity Market Neutral Fund (Class A/SMNAX)	$127(1)	2.57%(1),(2)
(1)	Includes dividend expense and brokerage expense on securities sold short, as applicable.
(2)	Annualized.

Expenses Paid, Amount	$ 127	[23]
Expense Ratio, Percent	2.57%	[23],[24]
Net Assets	$ 102,770,390
Holdings Count | Holding	223
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$102,770,390
Total number of portfolio holdings	223
Portfolio turnover rate as of the end of the reporting period	97%

Holdings [Text Block]	What did the Fund invest in? The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund. ASSET TYPE ALLOCATION
C000232245 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Core Fund
Class Name	Class A
Trading Symbol	SJCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Core Fund (Class A/SJCAX)	$55	1.00%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%	[25]
Net Assets	$ 186,119,958
Holdings Count | Holding	84
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$186,119,958
Total number of portfolio holdings	84
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	6.5%
Microsoft Corp.	6.4%
Apple, Inc.	5.4%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	2.6%
Visa, Inc., Class A	2.0%
Broadcom, Inc.	1.8%
Mastercard, Inc., Class A	1.8%
Cisco Systems, Inc.	1.4%
Meta Platforms, Inc., Class A	1.4%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
NVIDIA Corp.	6.5%
Microsoft Corp.	6.4%
Apple, Inc.	5.4%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	2.6%
Visa, Inc., Class A	2.0%
Broadcom, Inc.	1.8%
Mastercard, Inc., Class A	1.8%
Cisco Systems, Inc.	1.4%
Meta Platforms, Inc., Class A	1.4%

C000232247 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Core Fund
Class Name	Class R6
Trading Symbol	SJCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Core Fund (Class R6/SJCRX)	$41	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[26]
Net Assets	$ 186,119,958
Holdings Count | Holding	84
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$186,119,958
Total number of portfolio holdings	84
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	6.5%
Microsoft Corp.	6.4%
Apple, Inc.	5.4%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	2.6%
Visa, Inc., Class A	2.0%
Broadcom, Inc.	1.8%
Mastercard, Inc., Class A	1.8%
Cisco Systems, Inc.	1.4%
Meta Platforms, Inc., Class A	1.4%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
NVIDIA Corp.	6.5%
Microsoft Corp.	6.4%
Apple, Inc.	5.4%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	2.6%
Visa, Inc., Class A	2.0%
Broadcom, Inc.	1.8%
Mastercard, Inc., Class A	1.8%
Cisco Systems, Inc.	1.4%
Meta Platforms, Inc., Class A	1.4%

C000232248 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Core Fund
Class Name	Institutional Class
Trading Symbol	SJCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Core Fund (Institutional Class/SJCIX)	$41	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[27]
Net Assets	$ 186,119,958
Holdings Count | Holding	84
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$186,119,958
Total number of portfolio holdings	84
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	6.5%
Microsoft Corp.	6.4%
Apple, Inc.	5.4%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	2.6%
Visa, Inc., Class A	2.0%
Broadcom, Inc.	1.8%
Mastercard, Inc., Class A	1.8%
Cisco Systems, Inc.	1.4%
Meta Platforms, Inc., Class A	1.4%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
NVIDIA Corp.	6.5%
Microsoft Corp.	6.4%
Apple, Inc.	5.4%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	2.6%
Visa, Inc., Class A	2.0%
Broadcom, Inc.	1.8%
Mastercard, Inc., Class A	1.8%
Cisco Systems, Inc.	1.4%
Meta Platforms, Inc., Class A	1.4%

C000232249 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	SJGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Large Cap Growth Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Growth Fund (Institutional Class/SJGIX)	$42	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%	[28]
Net Assets	$ 215,563,331
Holdings Count | Holding	72
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$215,563,331
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	12.8%
Apple, Inc.	6.4%
Microsoft Corp.	5.5%
Alphabet, Inc., Class A	4.7%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Tesla, Inc.	3.0%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.3%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
NVIDIA Corp.	12.8%
Apple, Inc.	6.4%
Microsoft Corp.	5.5%
Alphabet, Inc., Class A	4.7%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Tesla, Inc.	3.0%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.3%

C000232251 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Growth Fund
Class Name	Class A
Trading Symbol	SJGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Large Cap Growth Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Growth Fund (Class A/SJGAX)	$56	1.00%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.00%	[29]
Net Assets	$ 215,563,331
Holdings Count | Holding	72
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$215,563,331
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	12.8%
Apple, Inc.	6.4%
Microsoft Corp.	5.5%
Alphabet, Inc., Class A	4.7%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Tesla, Inc.	3.0%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.3%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
NVIDIA Corp.	12.8%
Apple, Inc.	6.4%
Microsoft Corp.	5.5%
Alphabet, Inc., Class A	4.7%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Tesla, Inc.	3.0%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.3%

C000232256 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Value Fund
Class Name	Class A
Trading Symbol	SJVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Large Cap Value Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Value Fund (Class A/SJVAX)	$54	1.00%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%	[30]
Net Assets	$ 107,926,639
Holdings Count | Holding	94
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$107,926,639
Total number of portfolio holdings	94
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
JPMorgan Chase & Co.	3.2%
Exxon Mobil Corp.	2.7%
Alphabet, Inc., Class A	2.6%
Bank of America Corp.	2.1%
Cisco Systems, Inc.	2.0%
International Business Machines Corp.	2.0%
Berkshire Hathaway, Inc., Class B	2.0%
Wells Fargo & Co.	1.9%
Goldman Sachs Group, Inc. (The)	1.7%
Verizon Communications, Inc.	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
JPMorgan Chase & Co.	3.2%
Exxon Mobil Corp.	2.7%
Alphabet, Inc., Class A	2.6%
Bank of America Corp.	2.1%
Cisco Systems, Inc.	2.0%
International Business Machines Corp.	2.0%
Berkshire Hathaway, Inc., Class B	2.0%
Wells Fargo & Co.	1.9%
Goldman Sachs Group, Inc. (The)	1.7%
Verizon Communications, Inc.	1.6%

C000232255 [Member]
Shareholder Report [Line Items]
Fund Name	Steward Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	SJVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Steward Large Cap Value Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Additional Information Phone Number	888-845-6910
Additional Information Website	crossmarkglobal.com/stewardfunds/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Value Fund (Institutional Class/SJVIX)	$40	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[31]
Net Assets	$ 107,926,639
Holdings Count | Holding	94
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$107,926,639
Total number of portfolio holdings	94
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
JPMorgan Chase & Co.	3.2%
Exxon Mobil Corp.	2.7%
Alphabet, Inc., Class A	2.6%
Bank of America Corp.	2.1%
Cisco Systems, Inc.	2.0%
International Business Machines Corp.	2.0%
Berkshire Hathaway, Inc., Class B	2.0%
Wells Fargo & Co.	1.9%
Goldman Sachs Group, Inc. (The)	1.7%
Verizon Communications, Inc.	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
JPMorgan Chase & Co.	3.2%
Exxon Mobil Corp.	2.7%
Alphabet, Inc., Class A	2.6%
Bank of America Corp.	2.1%
Cisco Systems, Inc.	2.0%
International Business Machines Corp.	2.0%
Berkshire Hathaway, Inc., Class B	2.0%
Wells Fargo & Co.	1.9%
Goldman Sachs Group, Inc. (The)	1.7%
Verizon Communications, Inc.	1.6%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Class R6 shares of the Fund commenced operations on August 28, 2025. Had Class R6 shares of the Fund been in operation for a full six-month period, the cost of a $10,000 investment would have been higher.
[19]	Annualized.
[20]	Annualized.
[21]	Includes dividend expense and brokerage expense on securities sold short, as applicable.
[22]	Annualized.
[23]	Includes dividend expense and brokerage expense on securities sold short, as applicable.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.